Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000202742 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202742 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202742 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202742 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000202742 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202742 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033987 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033987 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033987 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033987 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000033987 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033987 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014611 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014611 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014611 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014611 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000014611 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014611 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079551 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079551 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079551 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079551 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000079551 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079551 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162542 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162542 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162542 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162542 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000162542 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162542 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033988 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033988 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000033988 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.50%
C000033988 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033988 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162543 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162543 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162543 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000162543 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162543 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014612 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014612 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014612 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000014612 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014612 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014613 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014613 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014613 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.90%
C000014613 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014613 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014625 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014625 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014625 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000014625 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014625 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014624 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014624 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014624 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000014624 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014624 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162544 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162544 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162544 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.60%
C000162544 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162544 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162545 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000162545 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%
C000162545 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000162545 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%
C000162545 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162545 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000162545 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000162545 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000162545 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162545 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000162545 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.30%
C000162545 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162545 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162545 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000162545 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162545 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079552 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000079552 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%
C000079552 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000079552 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%
C000079552 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000079552 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000079552 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000079552 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000079552 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000079552 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000079552 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.30%
C000079552 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079552 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000079552 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000079552 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079552 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014626 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000014626 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014626 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000014626 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014626 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014626 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000014626 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014626 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014626 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014626 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000014626 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.30%
C000014626 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014626 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014626 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000014626 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014626 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014627 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000014627 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014627 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000014627 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%
C000014627 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014627 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000014627 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014627 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000014627 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014627 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000014627 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.30%
C000014627 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014627 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014627 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000014627 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014627 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202745 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000202745 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.80%
C000202745 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202745 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%
C000202745 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202745 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.40%
C000202745 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202745 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.40%
C000202745 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.80%
C000202745 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.10%
C000202745 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.30%
C000202745 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202745 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202745 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000202745 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202745 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202746 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202746 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000202746 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202746 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014632 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014632 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000014632 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014632 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014631 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014631 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000014631 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014631 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079554 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079554 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000079554 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079554 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162547 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162547 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000162547 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162547 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033989 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033989 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000033989 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033989 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033990 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000033990 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000033990 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033990 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033990 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162548 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162548 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000162548 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162548 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162548 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079555 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000079555 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000079555 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000079555 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079555 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014633 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014633 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014633 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014633 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014633 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014634 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014634 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000014634 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014634 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014634 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202750 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202750 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000202750 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.00%
C000202750 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.70%
C000202750 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%
C000202750 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000202750 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.80%
C000202750 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.50%
C000202750 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.70%
C000202750 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.70%
C000202750 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202750 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000202750 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000202750 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014646 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000014646 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014646 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.00%
C000014646 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.70%
C000014646 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%
C000014646 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014646 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014646 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014646 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014646 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.70%
C000014646 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014646 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014646 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000014646 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014645 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000014645 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014645 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.00%
C000014645 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.70%
C000014645 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%
C000014645 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000014645 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.80%
C000014645 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.50%
C000014645 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014645 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.70%
C000014645 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014645 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014645 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000014645 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079565 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000079565 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000079565 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.00%
C000079565 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.70%
C000079565 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%
C000079565 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000079565 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.80%
C000079565 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.50%
C000079565 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.70%
C000079565 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.70%
C000079565 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.80%
C000079565 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000079565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000079565 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162558 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000162558 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000162558 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.00%
C000162558 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.70%
C000162558 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%
C000162558 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000162558 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.80%
C000162558 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.50%
C000162558 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.70%
C000162558 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.70%
C000162558 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.80%
C000162558 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000162558 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000162558 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033996 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%
C000033996 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.50%
C000033996 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.00%
C000033996 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.70%
C000033996 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%
C000033996 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.60%
C000033996 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.80%
C000033996 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.50%
C000033996 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.70%
C000033996 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	14.70%
C000033996 [Member] | DENMARK
Holdings [Line Items]
Percent of Total Investments	2.80%
C000033996 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033996 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.60%
C000033996 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014649 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014649 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014649 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014649 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162560 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162560 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000162560 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162560 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079567 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079567 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000079567 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000079567 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014648 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014648 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014648 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014648 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014650 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014650 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000014650 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000014650 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202751 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202751 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000202751 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202751 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014653 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014653 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000014653 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014651 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014651 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000014651 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079568 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000079568 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000079568 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162561 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000162561 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000162561 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014652 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014652 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	92.90%
C000014652 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014655 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014655 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000014655 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162562 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000162562 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000162562 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079569 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000079569 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000079569 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014654 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014654 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000014654 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014656 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000014656 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	93.90%
C000014656 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202752 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202752 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000202752 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.30%
C000202752 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202752 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014659 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014659 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000014659 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.30%
C000014659 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014659 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014657 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014657 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000014657 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.30%
C000014657 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014657 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079570 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079570 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000079570 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.30%
C000079570 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000079570 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162563 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162563 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000162563 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.30%
C000162563 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162563 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014658 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014658 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000014658 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	91.30%
C000014658 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014658 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162564 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162564 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000162564 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162564 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014660 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014660 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000014660 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014660 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014661 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000014661 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000014661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000014661 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000014663 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014663 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000014663 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014663 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014663 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000014662 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000014662 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000014662 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000014662 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000014662 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162565 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162565 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000162565 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162565 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162565 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000033280 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033280 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000033280 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033280 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162568 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162568 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000162568 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162568 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079573 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000079573 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000079573 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000079573 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033282 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033282 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000033282 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033282 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033281 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033281 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000033281 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033281 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202757 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.80%
C000202757 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202757 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202763 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202763 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202763 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000202763 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202763 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000202763 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.30%
C000202763 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202763 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202763 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	13.90%
C000202763 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000202763 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000202763 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202763 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000202763 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000202763 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090851 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000090851 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090851 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000090851 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090851 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090851 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.30%
C000090851 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090851 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090851 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	13.90%
C000090851 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000090851 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000090851 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090851 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000090851 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090851 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090853 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000090853 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090853 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000090853 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090853 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090853 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.30%
C000090853 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090853 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090853 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	13.90%
C000090853 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000090853 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000090853 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090853 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000090853 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090853 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090852 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000090852 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090852 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000090852 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090852 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090852 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.30%
C000090852 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090852 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090852 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	13.90%
C000090852 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000090852 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000090852 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090852 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000090852 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090852 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162588 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000162588 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000162588 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000162588 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000162588 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000162588 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.30%
C000162588 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000162588 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162588 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	13.90%
C000162588 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000162588 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000162588 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162588 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000162588 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000162588 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090850 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000090850 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	1.50%
C000090850 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	19.20%
C000090850 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.40%
C000090850 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	2.20%
C000090850 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	5.30%
C000090850 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090850 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090850 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	13.90%
C000090850 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	25.50%
C000090850 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	8.00%
C000090850 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090850 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000090850 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000090850 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090854 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000090854 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.20%
C000090854 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090854 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000090854 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090854 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090854 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000090854 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.20%
C000090854 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.60%
C000090854 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090854 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090854 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090854 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090854 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000090854 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090854 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090854 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162589 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000162589 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.20%
C000162589 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162589 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162589 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000162589 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000162589 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000162589 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.20%
C000162589 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.60%
C000162589 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.10%
C000162589 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000162589 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162589 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000162589 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000162589 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162589 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162589 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090856 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000090856 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.20%
C000090856 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090856 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000090856 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090856 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090856 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000090856 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.20%
C000090856 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.60%
C000090856 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090856 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090856 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090856 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090856 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000090856 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090856 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090856 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090857 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000090857 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.20%
C000090857 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090857 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000090857 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090857 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090857 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000090857 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.20%
C000090857 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.60%
C000090857 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090857 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090857 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090857 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090857 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000090857 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090857 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090857 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090855 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000090855 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.20%
C000090855 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000090855 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000090855 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000090855 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000090855 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000090855 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.20%
C000090855 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.60%
C000090855 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.10%
C000090855 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000090855 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000090855 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000090855 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000090855 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000090855 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000090855 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202764 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
C000202764 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	20.20%
C000202764 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000202764 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202764 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202764 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	12.80%
C000202764 [Member] | INDONESIA
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202764 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	15.20%
C000202764 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	28.60%
C000202764 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202764 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202764 [Member] | Rights Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202764 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202764 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.40%
C000202764 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202764 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202764 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202765 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000202765 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%
C000202765 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202765 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
C000202765 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000202765 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202765 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.00%
C000202765 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000202765 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.10%
C000202765 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000202765 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000202765 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000202765 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000202765 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000202765 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202765 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000124965 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000124965 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%
C000124965 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000124965 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
C000124965 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124965 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.70%
C000124965 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.00%
C000124965 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000124965 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.10%
C000124965 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000124965 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124965 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000124965 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000124965 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000124965 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000124962 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000124962 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%
C000124962 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000124962 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
C000124962 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124962 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.70%
C000124962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.00%
C000124962 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000124962 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.10%
C000124962 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000124962 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124962 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000124962 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124962 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000124962 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000124962 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000124963 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000124963 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%
C000124963 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000124963 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
C000124963 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124963 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.70%
C000124963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.00%
C000124963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000124963 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.10%
C000124963 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000124963 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124963 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000124963 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124963 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000124963 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000124963 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162599 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000162599 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%
C000162599 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162599 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
C000162599 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000162599 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.70%
C000162599 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.00%
C000162599 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000162599 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.10%
C000162599 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000162599 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162599 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000162599 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000162599 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000162599 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000162599 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000124964 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.40%
C000124964 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%
C000124964 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.30%
C000124964 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	13.70%
C000124964 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.70%
C000124964 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	5.70%
C000124964 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	11.00%
C000124964 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	7.30%
C000124964 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.10%
C000124964 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.70%
C000124964 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.10%
C000124964 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000124964 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000124964 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.70%
C000124964 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000124964 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000145610 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000145610 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[1]
C000145610 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
C000145610 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
C000145610 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[1]
C000145610 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000145610 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[1]
C000145610 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000145610 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.40%
C000145610 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000145610 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000145610 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145610 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.80%
C000145610 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000145610 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000145610 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000145610 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.20%
C000145610 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.20%
C000145610 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145610 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145610 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145610 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145610 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145610 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145610 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000145610 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145610 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
C000145610 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000162600 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000162600 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[2]
C000162600 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[2]
C000162600 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[2]
C000162600 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[2]
C000162600 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[2]
C000162600 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[2]
C000162600 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
C000162600 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.40%
C000162600 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000162600 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000162600 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000162600 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.80%
C000162600 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162600 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000162600 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000162600 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162600 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.20%
C000162600 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162600 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000162600 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162600 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162600 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000162600 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000162600 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000162600 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162600 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
C000162600 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145609 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000145609 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[3]
C000145609 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[3]
C000145609 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[3]
C000145609 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[3]
C000145609 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000145609 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[3]
C000145609 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000145609 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.40%
C000145609 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000145609 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000145609 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145609 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.80%
C000145609 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000145609 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000145609 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000145609 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.20%
C000145609 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.20%
C000145609 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145609 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145609 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145609 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145609 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145609 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145609 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000145609 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145609 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
C000145609 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145608 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000145608 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[4]
C000145608 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[4]
C000145608 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4]
C000145608 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[4]
C000145608 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000145608 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[4]
C000145608 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[4]
C000145608 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.40%
C000145608 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000145608 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000145608 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145608 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.80%
C000145608 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000145608 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000145608 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000145608 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.20%
C000145608 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.20%
C000145608 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145608 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145608 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145608 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145608 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145608 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145608 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000145608 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145608 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
C000145608 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000145611 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000145611 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[5]
C000145611 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[5]
C000145611 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[5]
C000145611 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[5]
C000145611 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000145611 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[5]
C000145611 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000145611 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.40%
C000145611 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000145611 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000145611 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000145611 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.80%
C000145611 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000145611 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000145611 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000145611 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.20%
C000145611 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.20%
C000145611 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145611 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000145611 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145611 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000145611 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000145611 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000145611 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000145611 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000145611 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
C000145611 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000202766 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	48.40%
C000202766 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[6]
C000202766 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[6]
C000202766 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[6]
C000202766 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[6]
C000202766 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000202766 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[6]
C000202766 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000202766 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	6.40%
C000202766 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000202766 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	9.50%
C000202766 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	3.30%
C000202766 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	5.80%
C000202766 [Member] | ARGENTINA
Holdings [Line Items]
Percent of Total Investments	3.10%
C000202766 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202766 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	4.30%
C000202766 [Member] | PERU
Holdings [Line Items]
Percent of Total Investments	3.20%
C000202766 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	6.20%
C000202766 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202766 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202766 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202766 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000202766 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202766 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202766 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	44.20%
C000202766 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202766 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
C000202766 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000158757 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000158757 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000158757 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000158757 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.30%
C000158757 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.10%
C000158757 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000158757 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000158757 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000158757 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.40%
C000158757 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.20%
C000158757 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158757 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158757 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000158757 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158754 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000158754 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000158754 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000158754 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.30%
C000158754 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.10%
C000158754 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000158754 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000158754 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000158754 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.40%
C000158754 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.20%
C000158754 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158754 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158754 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000158754 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158755 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000158755 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000158755 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000158755 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.30%
C000158755 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.10%
C000158755 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000158755 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000158755 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000158755 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.40%
C000158755 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.20%
C000158755 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158755 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158755 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000158755 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000162604 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000162604 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000162604 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000162604 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.30%
C000162604 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.10%
C000162604 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162604 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000162604 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000162604 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.40%
C000162604 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.20%
C000162604 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000162604 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000162604 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000162604 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000158756 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	15.70%
C000158756 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.60%
C000158756 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	7.90%
C000158756 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.30%
C000158756 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.10%
C000158756 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.80%
C000158756 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.50%
C000158756 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.70%
C000158756 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.40%
C000158756 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.20%
C000158756 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158756 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000158756 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000158756 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000171519 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000171519 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[7]
C000171519 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[7]
C000171519 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[7]
C000171519 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[7]
C000171519 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[7]
C000171519 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[7]
C000171519 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[7]
C000171519 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171519 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171519 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171519 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171519 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171519 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171519 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.80%
C000171519 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.80%
C000171519 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171519 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171519 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171519 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171519 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171519 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000171519 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171519 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000171519 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171516 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000171516 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[8]
C000171516 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[8]
C000171516 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[8]
C000171516 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[8]
C000171516 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[8]
C000171516 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[8]
C000171516 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000171516 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171516 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171516 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171516 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171516 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171516 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171516 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.80%
C000171516 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.80%
C000171516 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171516 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171516 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171516 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171516 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171516 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000171516 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171516 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000171516 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171518 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000171518 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[9]
C000171518 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[9]
C000171518 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[9]
C000171518 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[9]
C000171518 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[9]
C000171518 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[9]
C000171518 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[9]
C000171518 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171518 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171518 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171518 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171518 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171518 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171518 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.80%
C000171518 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.80%
C000171518 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171518 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171518 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171518 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171518 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171518 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000171518 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171518 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000171518 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171517 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000171517 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[10]
C000171517 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[10]
C000171517 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[10]
C000171517 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[10]
C000171517 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[10]
C000171517 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[10]
C000171517 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[10]
C000171517 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171517 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171517 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171517 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171517 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171517 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171517 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.80%
C000171517 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.80%
C000171517 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171517 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171517 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171517 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171517 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171517 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000171517 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171517 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000171517 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000171520 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000171520 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[11]
C000171520 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[11]
C000171520 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[11]
C000171520 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[11]
C000171520 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[11]
C000171520 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[11]
C000171520 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[11]
C000171520 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171520 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000171520 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000171520 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000171520 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000171520 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171520 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.80%
C000171520 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.80%
C000171520 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000171520 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171520 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171520 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000171520 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171520 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000171520 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171520 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000171520 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202768 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
C000202768 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[12]
C000202768 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[12]
C000202768 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	26.80%	[12]
C000202768 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%	[12]
C000202768 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[12]
C000202768 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%	[12]
C000202768 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[12]
C000202768 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202768 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202768 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.20%
C000202768 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.20%
C000202768 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202768 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202768 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	15.80%
C000202768 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.80%
C000202768 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	9.40%
C000202768 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	5.00%
C000202768 [Member] | Short Term Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000202768 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000202768 [Member] | Short Term Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202768 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000202768 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202768 [Member] | Government Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	68.20%
C000202768 [Member] | Structured Assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202769 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202769 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000202769 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000202769 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171521 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171521 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000171521 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171521 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171523 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171523 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000171523 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171523 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171524 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171524 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000171524 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171524 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171522 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171522 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000171522 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171522 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000171525 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000171525 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	96.80%
C000171525 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000171525 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000175456 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000175456 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000175456 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.30%
C000175456 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.60%
C000175456 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000175456 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000175456 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000175456 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000175456 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000175456 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000175456 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000175456 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000175456 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000175456 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175456 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000175453 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000175453 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000175453 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.30%
C000175453 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.60%
C000175453 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000175453 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000175453 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000175453 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000175453 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000175453 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000175453 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000175453 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000175453 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000175453 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175453 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000175455 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000175455 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000175455 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.30%
C000175455 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.60%
C000175455 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000175455 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000175455 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000175455 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000175455 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000175455 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000175455 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000175455 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000175455 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000175455 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175455 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000175454 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000175454 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000175454 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.30%
C000175454 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.60%
C000175454 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000175454 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000175454 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000175454 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000175454 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000175454 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000175454 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000175454 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000175454 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000175454 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175454 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000175457 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000175457 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000175457 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.30%
C000175457 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.60%
C000175457 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000175457 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000175457 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000175457 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000175457 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000175457 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000175457 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000175457 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000175457 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000175457 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000175457 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000202770 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
C000202770 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	7.40%
C000202770 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	21.30%
C000202770 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.60%
C000202770 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202770 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	6.90%
C000202770 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	4.60%
C000202770 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000202770 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	4.20%
C000202770 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.60%
C000202770 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.90%
C000202770 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000202770 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	97.00%
C000202770 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202770 [Member] | Investment companies [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%

[1]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[2]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[3]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[4]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[5]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[6]	Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.
[7]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[8]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[9]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[10]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[11]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
[12]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.